Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Lease Payments under Noncancellable Operating Leases

Future minimum lease payments under noncancellable operating leases at December 31, 2014 are as follows (in thousands):

2015	$8,073
2016	8,487
2017	8,324
2018	7,486
2019	6,601
Thereafter	21,870

Total minimum lease payments	$60,841

Summary of Rental Expense	The following table summarizes total rental expense (in thousands):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2015	2014	2015	2014
Rental expense	$1,733	$1,911	$5,754	$5,134

The following table summarizes the total rental expense that the Company recorded for the years ended December 31, 2014, 2013 and 2012 (in thousands):

	Year Ended December 31,
	2014	2013	2012
Rental expense	$6,994	$5,202	$4,492

Changes for Traveler Guarantees

Expected future claims for traveler guarantees, which are presented as a current liability in the Company’s condensed consolidated balance sheets, and changes for the guarantees, are as follows (in thousands):

Traveler guarantee liability at December 31, 2013	$956
Costs accrued for new and expected future claims	3,576
Guarantee obligations honored	(2,742)

Traveler guarantee liability at December 31, 2014	$1,790
Costs accrued for new and expected future claims	1,216
Guarantee obligations honored	(1,760)

Traveler guarantee liability at September 30, 2015	$1,246

Expected future claims for traveler guarantees, which are presented as a current liability in the Company’s consolidated balance sheets, and changes for the guarantees are as follows (in thousands):

Traveler guarantee liability at December 31, 2012	$566
Costs accrued for new vacation rentals	2,230
Guarantee obligations honored	(1,840)

Traveler guarantee liability at December 31, 2013	$956
Costs accrued for new vacation rentals	3,576
Guarantee obligations honored	(2,742)

Traveler guarantee liability at December 31, 2014	$1,790